Accumulated Other Comprehensive Income (Loss) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	$ 301
Other comprehensive income (loss) before reclassifications	(240)
Amounts reclassified from accumulated other comprehensive income (loss)	24
Net current period other comprehensive loss	(216)
Ending Balance	85
Unrealized loss on marketable securities [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	(30)
Other comprehensive income (loss) before reclassifications	(113)
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other comprehensive loss	(113)
Ending Balance	(143)
Unrealized gain (loss) on cash flow hedges [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	45
Other comprehensive income (loss) before reclassifications	(121)
Amounts reclassified from accumulated other comprehensive income (loss)	24
Net current period other comprehensive loss	(97)
Ending Balance	(52)
Foreign currency translation adjustment [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	286
Other comprehensive income (loss) before reclassifications	(6)
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other comprehensive loss	(6)
Ending Balance	$ 280